Note 18 - Tax assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Tax Assets And Liabilties Abstract
Table Of Tax Assets And Liabiltiies Explanatory
Tax assets and liabilities (Millions of Euros)
	June 2020	December 2019
Tax assets
Current tax assets	1,182	1,765
Deferred tax assets	15,536	15,318
Total	16,718	17,083
Tax liabilities
Current tax liabilities	560	880
Deferred tax liabilities	1,968	1,928
Total	2,529	2,808